Intangible Assets (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Research and development expense		$ 3,216	$ 3,835
Impairment loss on intangible assets		$ 140,839	$ 0
Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss on intangible assets	$ 140,839
Cultivating and processing license
Disclosure of detailed information about intangible assets [line items]
Recoverable amount	26,556
Impairment loss on recoverable amount	$ 45,000
Decrease in gross margin rate	10.00%
Decrease in recoverable amount after assumptions	$ 6,771
Change in recoverable amount with-or-without approach	8,066
Impairment loss on intangible assets	27,950
Brands
Disclosure of detailed information about intangible assets [line items]
Recoverable amount	47,000
Impairment loss on recoverable amount	$ 43,754
Decrease in gross margin rate	10.00%
Change in recoverable amount with-or-without approach	$ 5,061
Impairment loss on intangible assets	12,697
Know-How asset
Disclosure of detailed information about intangible assets [line items]
Recoverable amount	14,000
Impairment loss on recoverable amount	$ 11,438
Decrease in gross margin rate	5.00%